2. Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Preparation of Financial Statements

Preparation of Interim Financial Statements

The accompanying condensed consolidated financial statements were prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and, in the opinion of management, include all normal and recurring adjustments necessary to present fairly the results of the interim periods shown. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to such SEC rules and regulations. Management believes that the disclosures made are adequate to make the information presented not misleading. The results for the interim periods are not necessarily indicative of results for the full year. The condensed consolidated financial statements contained herein should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 filed with the SEC on March 29, 2019 as amended on April 30, 2019.

These condensed consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. This assumption is presently uncertain and contingent upon the Company’s ability to raise additional working capital. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

On June 25, 2019, the Company effected a reduction, on a 1 for 12 basis, in our authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. On the effective date of the reverse stock split, (i) every 12 shares of common stock were reduced to one share of common stock, with any fractional amounts rounded up to one share; (ii) the number of shares of common stock into which each outstanding warrant, restricted stock unit, or option to purchase common stock were proportionately reduced on the same basis as the common stock; (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased on a 1-to-12 basis; and (iv) the number of shares of common stock into which each share of preferred stock were proportionately reduced on the same basis as the common stock. All of the share numbers, share prices, and exercise prices have been adjusted, on a retroactive basis, to reflect this 1-for-12 reverse stock split.

Certain prior period amounts have been reclassified to conform to the presentation for the current period.

Preparation of Financial Statements

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. This assumption is presently uncertain and contingent upon the Company’s ability to raise additional working capital. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

On June 25, 2019, the Company effected a reduction, on a 1 for 12 basis, in our authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. On the effective date of the reverse stock split, (i) every 12 shares of common stock were reduced to one share of common stock, with any fractional amounts rounded up to one share; (ii) the number of shares of common stock into which each outstanding warrant, restricted stock unit, or option to purchase common stock were proportionately reduced on the same basis as the common stock; (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased on a 1-to-12 basis; and (iv) the number of shares of common stock into which each share of preferred stock were proportionately reduced on the same basis as the common stock. All of the share numbers, share prices, and exercise prices have been adjusted, on a retroactive basis, to reflect this 1-for-12 reverse stock split.

Certain prior period amounts have been reclassified to conform to the presentation for the current period.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements of the Company include the accounts of Xenetic UK and its wholly owned subsidiaries: Lipoxen, Xenetic Bioscience, Incorporated, and SymbioTec. All material intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of Xenetic UK and its wholly-owned subsidiaries: Lipoxen, Xenetic Bioscience, Incorporated, and SymbioTec. All material intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The consolidated financial statements and accompanying notes are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of revenue, costs and expenses in the financial statements and disclosures in the accompanying notes. Actual results and outcomes may differ materially from management’s estimates, judgments and assumptions.

Functional Currency Change

Functional Currency Change

Effective April 1, 2015, the functional currency of the Company’s foreign subsidiaries changed from the British Pound Sterling to the U.S. dollar. The change in functional currency was applied on a prospective basis. Therefore, any gains and losses that were previously recorded in accumulated other comprehensive income remain unchanged.

Foreign Currency Transaction

Foreign Currency Transactions

Realized and unrealized gains and losses resulting from foreign currency transactions arising from exchange rate fluctuations on balances denominated in currencies other than the functional currencies are recognized in “Other income (expense)” in the consolidated statements of comprehensive loss. Monetary assets and liabilities that are denominated in a currency other than the functional currency are re-measured to the functional currency using the exchange rate at the balance sheet date and gains or losses are recorded in the consolidated statements of comprehensive loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 utilizes quoted market prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date. See Note 7, Fair Value Measurements, for discussion of the Company’s fair value measurements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of 90 days or less from the date of purchase to be cash equivalents. Investments with original maturities of greater than 90 days from the date of purchase but less than one year from the balance sheet date are classified as short-term investments, while investments with maturities of one year or beyond from the balance sheet date are classified as long-term investments. Management determines the appropriate classification of its cash equivalents and investment securities at the time of purchase and re-evaluates such determination as of each balance sheet date.

Restricted Cash

Restricted Cash

As of December 31, 2018 and 2017, restricted cash represents a certificate of deposit that matures annually and secures the Company’s outstanding letter of credit of approximately $0.1 million for its former operating lease in Lexington, Massachusetts (the “Lexington Lease”). The Lexington Lease expired in January 2019 and the letter of credit is required to be maintained through May 1, 2019.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 was effective for the Company in the first quarter of fiscal 2018. Adoption of this standard resulted in reclassification of restricted cash in the consolidated statements of cash flows for the year ended December 31, 2017.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk include cash and cash equivalents. The Company maintains cash and cash equivalents with various major financial institutions. The Company performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any one institution.

Property and Equipment

Property and Equipment

The Company records property and equipment at cost less accumulated depreciation. Expenditures for major renewals and improvements which extend the life or usefulness of the asset are capitalized. Items of an ordinary repair or maintenance nature are charged directly to operating expense as incurred. The Company calculates depreciation using the straight-line method over the estimated useful lives of the assets:

Asset Classification	Estimated Useful Life
Laboratory equipment	3 years
Office and computer equipment	3 years
Leasehold improvements	5 years or the remaining term of the lease, if shorter
Furniture and fixtures	5 years

The Company eliminates the cost of assets retired or otherwise disposed of, along with the corresponding accumulated depreciation, from the related accounts, and the resulting gain or loss is reflected in the results of operations.

Indefinite-Lived Intangible Assets

Indefinite-Lived Intangible Assets

Acquired indefinite-lived intangible assets consist of in-process research and development (“IPR&D”) related to the Company’s business combination with SymbioTec, which was recorded at fair value on the acquisition date. IPR&D intangible assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. Substantial additional research and development may be required before the Company’s IPR&D reaches technological feasibility. Upon completion of the IPR&D project, the IPR&D assets will be amortized over their estimated useful lives.

The Company assesses intangible assets with indefinite lives for impairment at least annually as of October 1, or when events or changes in the business environment indicate the carrying value may be impaired. The Company also has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the Company to determine that it is more likely than not (that is, a likelihood of more than 50%) that the acquired IPR&D is impaired. If the Company chooses to first assess the qualitative factors and it is determined that it is not more likely than not acquired IPR&D is impaired, the Company is not required to take further action to test for impairment. The Company also has the option to bypass the qualitative assessment and perform only the quantitative impairment test, which the Company may choose to perform in some periods but not in others.

No impairment was recorded during the years ended December 31, 2018 and 2017.

Goodwill

Goodwill

Goodwill is comprised of the purchase price of business combinations in excess of the fair value assigned at acquisition to the net tangible and identifiable intangible assets acquired. Goodwill is not amortized. The Company assesses goodwill for impairment at least annually, or when events or changes in the business environment indicate the carrying value may not be fully recoverable. The Company also has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the Company to determine that it is more likely than not (that is, a likelihood of more than 50%) that goodwill is impaired. If the Company chooses to first assess qualitative factors and it is determined that it is not more likely than not goodwill is impaired, the Company is not required to take further action to test for impairment. The Company also has the option to bypass the qualitative assessment and perform only the quantitative impairment test, which the Company may choose to do in some periods but not in others. The Company performs its annual impairment review as of October 1.

No impairment was recorded during the years ended December 31, 2018 and 2017.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets to be held and used, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. No such impairments were recorded during the years ended December 31, 2018 and 2017.

Evaluation of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition. Impairment, if any, is calculated as the amount by which an asset’s carrying value exceeds its fair value, typically using discounted cash flows to determine fair value.

Revenue Recognition

Revenue Recognition

The Company enters into supply, license and collaboration arrangements with pharmaceutical and biotechnology partners, some of which include royalty agreements based on potential net sales of approved commercial pharmaceutical products.

Effective January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective transition method. Under this method, results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. The Company did not have any revenue generating contracts with customers and, therefore, the adoption of this new revenue standard did not have a material impact on the consolidated financial statements. Under ASC 605, the Company recognized revenue when all of the following criteria were met: (i) persuasive evidence of an arrangement existed; (ii) delivery had occurred or services had been rendered; (iii) the seller’s price to the buyer was fixed or determinable; and (iv) collectability was reasonably assured.

The terms of the Company’s license agreements may include delivery of an IP license to a collaboration partner. The Company may be compensated under license arrangements through a combination of non-refundable upfront receipts, development and regulatory objective receipts and royalty receipts on future product sales by partners. The Company anticipates recognizing non-refundable upfront license payments and development and regulatory milestone payments received by the Company in license and collaboration arrangements that include future obligations, such as supply obligations, ratably over the Company’s expected performance period under each respective arrangement. The Company makes its best estimate of the period over which the Company expects to fulfil the Company’s performance obligations, which may include technology transfer assistance, research activities, clinical development activities, and manufacturing activities from development through the commercialization of the product. Given the uncertainties of these collaboration arrangements, significant judgment is required to determine the duration of the performance period.

When the Company enters into an arrangement to sublicense some of its patents, it will consider the performance obligations to determine if there is a single element or multiple elements to the arrangement as it determines the proper method and timing of revenue recognition. The Company considers the terms of the license or sublicense for such elements as price adjustments or refund clauses in addition to any performance obligations for it to provide such as services, patent defense costs, technology support, marketing or sales assistance or any other elements to the arrangement that could constitute an additional deliverable to it that could change the timing of the revenue recognition. Non-refundable upfront license and sublicense fees received, whereby continued performance or future obligations are considered inconsequential or perfunctory to the relevant licensed technology, are recognized as revenue upon delivery of the technology.

The Company expects to recognize royalty revenue in the period of sale, based on the underlying contract terms, provided that the reported sales are reliably measurable, the Company has no remaining performance obligations, and all other revenue recognition criteria are met.

The Company anticipates reimbursements for research and development services completed by the Company related to the collaboration agreements to be recognized in operations as revenue on a gross basis.

The Company’s license and collaboration agreements with certain collaboration partners could also provide for future milestone receipts to the Company based solely upon the performance of the respective collaboration partner in consideration of deadline extensions or upon the achievement of specified sales volumes of approved drugs. For such receipts, the Company expects to recognize the receipts as revenue when earned under the applicable contract terms on a performance basis or ratably over the term of the agreement. These receipts may also be recognized as revenue when continued performance or future obligations by the Company are considered inconsequential or perfunctory.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue at a point in time, or over time, as it satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract, determine those that are performance obligations, and assess whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

As part of the accounting for these arrangements, the Company must use significant judgment to determine: a) the number of performance obligations based on the determination under step (ii) above; b) the transaction price under step (iii) above; and c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above. The Company uses judgment to determine whether milestones or other variable consideration should be included in the transaction price as described further below. The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. In developing the stand-alone price for a performance obligation, the Company considers applicable market conditions and relevant entity-specific factors, including factors that were contemplated in negotiating the agreement with the customer and estimated costs. The Company validates the stand-alone selling price for performance obligations by evaluating whether changes in the key assumptions used to determine the stand-alone selling prices will have a significant effect on the allocation of transaction price between multiple performance obligations. The Company recognizes a contract asset or liability for the difference between the Company’s performance (i.e., the goods or services transferred to the customer) and the customer’s performance (i.e., the consideration paid by, and unconditionally due from, the customer).

See also Note 3, Significant Strategic Drug Development Collaborations – Related Parties

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist of expenses incurred in performing research and development activities, including compensation and benefits, facilities expenses, overhead expenses, clinical trial and related clinical manufacturing expenses, fees paid to contract research organizations (“CROs”) and contract manufacturing organizations and other outside expenses. The Company expenses research and development costs as incurred. The Company expenses upfront, non-refundable payments made for research and development services as obligations are incurred. The value ascribed to intangible assets acquired but which have not met capitalization criteria is expensed as research and development at the time of acquisition.

The Company is required to estimate accrued research and development expenses at each reporting period. This process involves reviewing open contracts and purchase orders, communicating with Company personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual costs. The majority of the Company’s service providers invoice it in arrears for services performed, on a pre-determined schedule or when contractual milestones are met. However, some require advanced payments. The Company makes estimates of accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. The Company periodically confirms the accuracy of the estimates with the service providers and makes adjustments, if necessary. Examples of estimated accrued research and development expenses include fees paid to:

•	program managers in connection with overall program management of clinical trials;
•	CROs in connection with clinical trials; and
•	investigative sites in connection with clinical trials.

The Company bases its expenses related to clinical trials on its estimates of the services received and efforts expended pursuant to quotes and contracts with multiple research institutions and CROs that conduct and manage clinical trials on the Company’s behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to vendors will exceed the level of services provided and result in a prepayment of the expense. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts the accrual or prepaid accordingly. Although it does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period. To date, there have not been any material adjustments to the Company’s prior estimates of accrued research and development expenses. As of December 31, 2018, the Company has recorded accrued program expense of approximately $0.2 million as a component of accrued expenses. In addition, the Company has recorded approximately $0.4 million of deposits held with our clinical trial vendors as a component of prepaid expenses and other current assets as of December 31, 2018. At December 31, 2017, the Company had recorded $33,000 as a component of deferred program expenses as a component of prepaid expenses and other current assets.

Share-Based Expense

Share-based Expense

Stock options and restricted stock units

The Company grants share-based payments in the form of options and restricted stock units (“RSUs”) to employees and non-employees, Joint Share Ownership Plan (“JSOP”) awards to employees, as well as agreements to issue common stock in exchange for services provided by non-employees.

Share-based expense is based on the estimated fair value of the option or calculated using the Black-Scholes option pricing model. Determining the appropriate fair value model and related assumptions requires judgment, including estimating share price volatility and expected terms of the awards. The expected volatility rates are estimated based on the actual volatility of the Company and of comparable public companies over the expected term of the option. The expected terms represent the time that options are expected to be outstanding. The Company accounts for forfeitures as they occur and not at the time of grant. The Company has not paid dividends and does not anticipate paying cash dividends in the foreseeable future and, accordingly, uses an expected dividend yield of zero. The risk-free interest rate is based on the rate of U.S. Treasury securities with maturities consistent with the estimated expected term of the awards. Upon exercise, stock options are redeemed for newly issued shares of common stock. RSUs are redeemed for newly issued shares of common stock as the vesting and settlement provisions of the grant are met.

For employee options that vest based solely on service conditions, the fair value measurement date is generally on the date of grant and the related compensation expense is recognized on a straight-line basis over the requisite vesting period of the awards.

For non-employee options, the fair value measurement date is the earlier of the date the performance of services is complete or the date the performance commitment has been reached. The Company generally determines that the fair value of the stock options is more reliably measurable than the fair value of the services received. Compensation expense related to stock options granted to non-employees that vest based solely on service conditions is subject to re-measurement at each reporting period until the options vest and is recognized on a straight-line basis over the requisite vesting period of the awards.

The Company adopted FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718) (“ASU 2016-09”) effective January 1, 2017. ASU 2016-09 simplifies several aspects of employee share-based payment accounting, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The adoption of this standard did not have a material impact on the Company's financial statements or related disclosures as:

•	There have been no stock option exercises as a U.S. company and, therefore, there are no excess tax benefits related to windfalls. Moreover, the Company maintains a full valuation allowance and expects to do so for the foreseeable future;
•	The Company has elected to account for forfeitures as they occur, which the Company adopted using a modified retrospective approach and there was no material cumulative effect adjustment to be recorded to opening retained earnings; and
•	The Company will classify cash paid to taxing authorities arising from the withholding of shares from employees in cash flows from financing activities.

Common stock awards

The Company grants common stock awards to non-employees in exchange for services provided. The Company measures the fair value of these awards using the fair value of the services provided, as this provides the most reliable measure of the fair value of the awards granted. The fair value measurement date of these awards is generally the date the performance of services is complete. The fair value of the awards is recognized on a straight-line basis as services are rendered. The share-based payments related to common stock awards for the settlement of services provided by non-employees is recorded on the consolidated statement of comprehensive loss in the same manner and charged to the same account as if such settlements had been made in cash.

Warrants

Warrants

In connection with certain financing, consulting and collaboration arrangements, the Company has issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. The Company measures the fair value of the awards using the Black-Scholes option pricing model as of the measurement date. Warrants issued to collaboration partners in conjunction with the issuance of common stock are initially recorded at fair value as a reduction in additional paid-in capital of the common stock issued. All other warrants are recorded at fair value as expense on a straight-line basis over the requisite service period or at the date of issuance, if there is not a service period or if service has already been rendered. Warrants granted in connection with ongoing arrangements are more fully described in Note 9, Stockholders’ Equity

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences resulting from the different treatment of items for tax and financial reporting purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Additionally, the Company must assess the likelihood that deferred tax assets will be recovered as deductions from future taxable income. The Company evaluates the recoverability of its deferred tax assets on a quarterly basis.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

The Company computes basic net loss per share by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. The Company computes diluted net loss per share after giving consideration to the dilutive effect of stock options that are outstanding during the period, except where such non-participating securities would be anti-dilutive.

For the three months ended March 31, 2019 and 2018, basic and diluted net loss per share are the same for each year due to the Company’s net loss position. Potentially dilutive, non-participating securities have not been included in the calculations of diluted net loss per share, as their inclusion would be anti-dilutive.

Basic and Diluted Net Loss per Share

The Company computes basic net loss per share by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. The Company computes diluted net loss per share after giving consideration to the dilutive effect of stock options that are outstanding during the period, except where such non-participating securities would be anti-dilutive. The Company’s JSOP awards, prior to exercise, are considered treasury shares by the Company and thus do not impact the Company’s net loss per share calculation. As of December 31, 2018 and 2017, there were approximately 27,000 JSOP awards issued.

For the years ended December 31, 2018 and 2017, basic and diluted net loss per share are the same for each year due to the Company’s net loss position. Potentially dilutive, non-participating securities have not been included in the calculations of diluted net loss per share, as their inclusion would be anti-dilutive. As of December 31, 2018 and 2017, approximately 65,000 and 47,000 potentially dilutive securities, respectively, were deemed anti-dilutive.

Segment Information

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, who is the Company’s Chief Executive Officer, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business in one operating segment.

Operating Leases

Operating Leases

The Company leases administrative and laboratory facilities under operating leases. Lease agreements may include rent holidays, rent escalation clauses and tenant improvement allowances. The Company recognizes scheduled rent increases on a straight-line basis over the lease term beginning with the date the Company takes possession of the leased space.

Acquisitions

Acquisitions

The Company has a history of engaging in acquisition transactions that require the Company to evaluate whether the transaction meets the criteria of a business combination and, in some cases, whether it meets the definition of a reverse merger. If the transaction does not meet the business combination requirements, the transaction is accounted for as an asset acquisition or recapitalization and no goodwill is recognized. If the acquisition meets the definition of a business combination, the Company allocates the purchase price, including any contingent consideration, to the assets acquired and the liabilities assumed at their estimated fair values as of the date of the acquisition with any excess of the purchase price paid over the estimated fair value of net assets acquired recorded as goodwill. The fair value of the assets acquired and liabilities assumed is typically determined by using either estimates of replacement costs or discounted cash flow valuation methods.

When determining the fair value of tangible assets acquired, the Company estimates the cost to replace the asset with a new asset, taking into consideration such factors as age, condition and the economic useful life of the asset. When determining the fair value of intangible assets acquired, the Company uses judgment to estimate the applicable discount rate, growth rates and the timing and amount of future cash flows. The fair value of assets acquired and liabilities assumed is typically determined using the assistance of an independent third-party specialist.

Business combination related costs are expensed in the period in which the costs are incurred. Asset acquisition related costs are generally capitalized as a component of cost of the assets acquired.

Recent Accounting Standards

Recently Adopted Accounting Standards

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 expanded the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards, and that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606 Revenue from Contracts with Customers. ASU 2018-07 was effective for the Company in the first quarter of fiscal 2019. Adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment that eliminated the requirement to calculate implied fair value of goodwill to measure a goodwill impairment charge. Instead, the new guidance requires entities to take an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The guidance is effective for the Company no later than 2020. The Company adopted ASU 2017-04 in the first quarter of fiscal 2019. Adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires lessees to recognize a lease liability and a right-of-use asset for all leases, with the exception of short-term leases, at the commencement date. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual periods. Subsequently, in July 2018, the FASB issued ASU 2018-11, Lease (Topic 842): Targeted Improvements, which provides a number of practical expedients in transition. The Company adopted ASU 2016-02 effective January 1, 2019 and elected a package of practical expedients and the new transition approach permitted by ASU 2018-11. ASU 2018-11 allows the Company not to reassess existing identification of lease, classification of a lease or any initial direct costs. The Company has also elected to use the hindsight practical expedients. The adoption did not have a material impact on the Company’s condensed consolidated financial statements, resulted in an approximate $40,000 increase in total assets and total liabilities in our condensed consolidated balance sheet and did not have any effect on accumulated deficit at the beginning of 2019. See Note 11 for further information.

Recent Accounting Standards

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployees awards except for specific guidance on inputs to an option pricing model and the attribution of cost. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards, and that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606 Revenue from Contracts with Customers. ASU 2018-07 is effective for the Company in the first quarter of fiscal 2019. The adoption of ASU 2018-07 is not expected to have a significant impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment that eliminates the requirement to calculate implied fair value of goodwill to measure a goodwill impairment charge. Instead, the new guidance will require entities to take an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The guidance is effective for the Company no later than 2020. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize a lease liability and a right-of-use asset for all leases, with the exception of short-term leases, at the commencement date. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual periods. Early application is permitted. The adoption of ASU 2016-02 is not expected to have a significant impact on the Company’s consolidated financial statements.

The Company has considered other recent accounting standards and concluded that they are either not applicable to the business, or that no material effect is expected on the consolidated financial statements as a result of future adoption.